Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred portions of income tax expense
(Loss) income before income tax expenses	$ (77,589)	$ 13,657	$ (94,742)
Current income tax benefit (expenses)	(35,550)	(15,209)	379
Deferred income tax benefit (expenses)	9,805	(12,616)	19,719
Income tax benefit (expenses)	(25,745)	(27,825)	20,098
PRC Entities
Current and deferred portions of income tax expense
(Loss) income before income tax expenses	(55,908)	(170,994)	(117,953)
Current income tax benefit (expenses)	(15,026)	(6,278)	4,655
Deferred income tax benefit (expenses)	1,013	(6,376)	4,843
Income tax benefit (expenses)	(14,013)	(12,654)	9,498
Non PRC Entities
Current and deferred portions of income tax expense
(Loss) income before income tax expenses	(21,681)	184,651	23,211
Current income tax benefit (expenses)	(20,524)	(8,931)	(4,276)
Deferred income tax benefit (expenses)	8,792	(6,240)	14,876
Income tax benefit (expenses)	$ (11,732)	$ (15,171)	$ 10,600